                       1933 Act Registration No.  33-53718
                       1940 Act Registration No.  811-7320

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 29, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.
                                                   -------
                      Post-Effective Amendment No.    7
                                                   -------

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              Amendment No.    8
                                            -------
                        (Check appropriate box or boxes)

                         PIPER INSTITUTIONAL FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

                               Piper Jaffray Tower
         222 South Ninth Street, Minneapolis, Minnesota            55402
      (Address of Principal Executive Offices)                   (Zip Code)

                                 (612) 342-6418
              (Registrant's Telephone Number, including Area Code)

                                   Paul A. Dow
                             222 South Ninth Street
                          Minneapolis, Minnesota  55402
                     (Name and Address of Agent for Service)

                                    COPY TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                       Minneapolis, Minnesota  55402-1498

It is proposed that this filing will become effective (check appropriate box):

        X      immediately upon filing pursuant to paragraph (b) of Rule 485
     ------
               on (specify date) pursuant to paragraph (b) of Rule 485
     ------
               75 days after filing pursuant to paragraph (a) of Rule 485
     ------
               on (date) pursuant to paragraph (a) of Rule 485
     ------

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed by the Registrant on or about November 14, 1996.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         PIPER INSTITUTIONAL FUNDS INC.
                       Registration Statement on Form N-1A
                         ------------------------------
                              Cross Reference Sheet
                             Pursuant to Rule 481(a)
                         ------------------------------


Item No.                                     Prospectus Heading
--------                                     ------------------

1.   Cover Page. . . . . . . . . . . . .     Cover Page (no caption)

2.   Synopsis. . . . . . . . . . . . . .     Introduction; Fund Expenses

3.   Condensed Financial Information . .     Financial Highlights

4.   General Description of Registrant .     Introduction; Investment Objective
                                             and Policies; Special Investment
                                             Methods

5.   Management of the Fund. . . . . . .     Management

6.   Capital Stock and Other Securities.     Introduction; Dividends and
                                             Distributions; Tax Status;  General
                                             Information

7.   Purchase of Securities Being Offered    How to Purchase Shares; Valuation
                                             of Shares; Reducing Your Sales
                                             Charge; Special Purchase Plans

8.   Redemption or Repurchase. . . . . .     How to Redeem Shares; Shareholder
                                             Services

9.   Pending Legal Proceedings . . . . .     General Information


Heading                                      Statement of Additional Information
-------                                      -----------------------------------

10.  Cover Page. . . . . . . . . . . . .     Cover Page (no caption)

11.  Table of Contents . . . . . . . . .     Table of Contents

12.  General Information and History . .     Pending Litigation

13.  Investment Objectives and Policies.     Investment Policies and
                                             Restrictions

14.  Management of the Fund. . . . . . .     Directors and Executive Officers

15.  Control Persons and Principal
     Holders of Securities . . . . . . .     Capital Stock and Ownership of
                                             Shares

16.  Investment Advisory and Other
     Services. . . . . . . . . . . . . .     Investment Advisory and Other
                                             Services

17.  Brokerage Allocation and Other
     Practices . . . . . . . . . . . . .     Portfolio Transactions and
                                             Allocation of Brokerage

18.  Capital Stock and Other Securities.     Capital Stock and Ownership of
                                             Shares

19.  Purchase, Redemption and Pricing
     of Securities Being Offered . . . .     Net Asset Value and Public Offering
                                             Price; Redemption

20.  Tax Status. . . . . . . . . . . . .     Taxation

21.  Underwriters. . . . . . . . . . . .     Investment Advisory and Other
                                             Services; Portfolio Transactions
                                             and Allocation of Brokerage

22.  Calculations of Performance Data. .     Performance Comparisons

23.  Financial Statements. . . . . . . .     Financial Statements

                                              PROSPECTUS DATED NOVEMBER 29, 1996

                        INSTITUTIONAL MONEY MARKET FUND
                   A SERIES OF PIPER INSTITUTIONAL FUNDS INC.
                              PIPER JAFFRAY TOWER
           222 SOUTH NINTH STREET, MINNEAPOLIS, MINNESOTA 55402-3804
                           (800) 866-7778 (TOLL FREE)

                             ---------------------

    Institutional Money Market Fund (the "Fund") has an investment objective of maximum current income consistent with preservation of capital and maintenance of liquidity. The Fund will invest only in securities issued or guaranteed as to payment of principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements with respect to such securities.

    INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    This Prospectus concisely describes the information about the Fund that you should know before investing. Please read the Prospectus carefully before investing and retain it for future reference.

    A Statement of Additional Information about the Fund dated November 29, 1996 is available free of charge. Write to the Fund at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804 or telephone (800) 866-7778 (toll free). The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.

                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO THE
                          CONTRARY IS A CRIMINAL OFFENSE.

                                  INTRODUCTION

    Institutional Money Market Fund (the "Fund") is a diversified series of Piper Institutional Funds Inc. (the "Company"), an open-end management investment company organized under the laws of the State of Minnesota in 1992. The Fund is the only series of the Company currently outstanding.

THE INVESTMENT ADVISER

    The Fund is managed by Piper Capital Management Incorporated (the "Adviser"), a wholly owned subsidiary of Piper Jaffray Companies Inc. The Fund pays the Adviser a fee for managing its investment portfolio at an annual rate of .15% of the Fund's average daily net assets. See "Management -- Investment Adviser."

THE DISTRIBUTOR

    Piper Jaffray Inc. ("Piper Jaffray" or the "Distributor"), a wholly owned subsidiary of Piper Jaffray Companies Inc. and an affiliate of the Adviser, serves as Distributor of the Fund's shares.

OFFERING PRICES

    Shares of the Fund are offered to the public at their net asset value of $1.00 per share with no sales charge. There can be no assurance, however, that the net asset value per share of the Fund will be maintained at $1.00.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS

    The minimum initial investment is $100,000. There is no minimum for subsequent investments.

EXCHANGES

    You may exchange your shares for shares of any other mutual fund managed by the Adviser which is open to new investors and eligible for sale in your state of residence. All exchanges are subject to the minimum investment requirements and other applicable terms set forth in the prospectus of the fund whose shares you acquire. Exchanges are made on the basis of the net asset values of the funds involved, except that if you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. See "Shareholder Services -- Exchange Privilege."

REDEMPTION PRICE

    Shares of the Fund may be redeemed at any time at their net asset value next determined after a redemption request is received by your Piper Jaffray Investment Executive or other broker-dealer. The Fund reserves the right, upon 30 days' written notice, to redeem your account if the net asset value of the shares falls below $50,000. See "How to Redeem Shares -- Involuntary Redemption."

CERTAIN RISK FACTORS TO CONSIDER

    An investment in the Fund is subject to certain risks, as set forth in detail under "Investment Objective and Policies" and "Special Investment Methods." As with other mutual funds, there can be no assurance that the Fund will achieve its objective.

SHAREHOLDER INQUIRIES

    Any questions or communications regarding a shareholder account should be directed to your Piper Jaffray Investment Executive or, in the case of shares held through another broker-dealer, to IFTC at (800) 874-6205. General inquiries regarding the Fund should be directed to the Fund at the telephone number set forth on the cover of this Prospectus.

                                 FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES...............................................         None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
  Management Fees..............................................................         .15%
  Rule 12b-1 Fees..............................................................         None
  Other Expenses (after voluntary expense reimbursements)......................         .20%
                                                                                       -----
  Total Fund Operating Expenses (after voluntary expense reimbursements).......         .35%

------------------------

EXAMPLE

    You would pay the following expenses on a $1,000 investment assuming a 5% annual return and redemption at the end of each time period:

    1 Year.........................................       $ 4
    3 Years........................................       $11
    5 Years........................................       $20
   10 Years........................................       $44

    The purpose of the above Fund Expenses table is to assist you in understanding the various costs and expenses that investors in the Fund will bear directly or indirectly. THE EXAMPLE CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    Under an Investment Advisory and Management Agreement between the Fund and the Adviser, the Adviser is entitled to receive fees equal on an annual basis to
 .15% of the Fund's average daily net assets. The Adviser has voluntarily agreed, for the fiscal year ending September 30, 1997, to reimburse the Fund to the extent that total operating expenses exceed .35% of average daily net assets.
The Total Fund Operating Expenses set forth in the above table are based on this agreement. Voluntary reimbursements by the Adviser may be discontinued at any time following the Fund's fiscal year end, at the Adviser's discretion. For the fiscal year ended June 30, 1996 and fiscal period ended September 30, 1996, the Adviser voluntarily agreed to pay all operating expenses of the Fund which exceeded, on an annual basis, .35% of average daily net assets. Absent such voluntary expense reimbursements, Total Fund Operating Expenses would have been
 .38% and .41% (on an annual basis), respectively, of average daily net assets. For additional information, including a more complete explanation of management fees, see "Management -- Investment Adviser" and "Management -- Expenses."

                              FINANCIAL HIGHLIGHTS

    The following financial highlights have been audited by KPMG Peat Marwick LLP, independent auditors, and should be read in conjunction with the financial statements and the related notes thereto appearing in the Fund's annual report to shareholders. An annual report of the Fund is available without charge by contacting the Fund at 800 866-7778 (toll free). In addition to financial statements, the annual report contains further information about the performance of the Fund.

                                                                         FISCAL YEAR ENDED JUNE 30
                                                 PERIOD FROM       -------------------------------------     PERIOD FROM
                                              7/1/96 TO 9/30/96       1996         1995         1994      2/2/93* TO 6/30/93
                                              ------------------   -----------  -----------  -----------  ------------------
Net asset value, beginning of period........       $1.00           $    1.00    $    1.00    $    1.00         $1.00
Operations:
  Net investment income.....................        0.01                0.05         0.05         0.03          0.01
                                                   -----               -----        -----        -----         -----
  Distributions from net investment
   income...................................       (0.01)              (0.05)       (0.05)       (0.03)        (0.01)
                                                   -----               -----        -----        -----         -----
Net asset value, end of period..............       $1.00           $    1.00    $    1.00    $    1.00         $1.00
                                                   -----               -----        -----        -----         -----
                                                   -----               -----        -----        -----         -----
Total return(a).............................        1.29%               5.42%        5.26%        3.23%         1.24%
Net assets, end of period (in millions).....       $ 173           $     174    $      52    $      35         $  40
Ratio of expenses to average daily net
 assets(b)..................................        0.35%**             0.35%        0.35%        0.35%         0.35%**
Ratio of net investment income to average
 daily net assets(b)........................        5.06%**             5.22%        5.17%        3.26%         3.02%**

------------------------
 *   Commencement of operations.
 **  Adjusted to an annual basis.
(a) Total return is based on the change in net asset value during the period, assumes reinvestment of all distributions at net asset value and does not reflect a sales charge.
(b) During the periods reflected above, the Adviser voluntarily waived fees and expenses. Had the Fund paid all fees and expenses, the ratios of expenses and net investment income to average daily net assets would have been 0.41%/5.00% in the fiscal period ended September 30, 1996 and 0.38%/5.19%, 0.49%/5.03% and 0.61%/3.00% in fiscal years 1996, 1995 and 1994, respectively. Beginning in fiscal 1996, the expense ratios reflect the effect of gross expenses paid indirectly by the Fund. Prior period expense ratios have not been adjusted.

                       INVESTMENT OBJECTIVE AND POLICIES

    The Fund's investment objective set forth below cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved. The investment policies and techniques employed in pursuit of the Fund's objective may be changed without shareholder approval, unless otherwise noted.

    INVESTMENT OBJECTIVE. The Fund has an investment objective of maximum current income consistent with preservation of capital and maintenance of liquidity.

    INVESTMENT POLICIES AND TECHNIQUES. The Fund will invest only in U.S. Government Securities (as defined below) and in repurchase agreements with respect to such securities. See "Special Investment Methods -- Repurchase Agreements." The Fund will purchase only those securities with a remaining effective maturity of 397 calendar days or less on the date of purchase and will maintain a dollar-weighted average maturity of its portfolio of 60 days or less.

    U.S. Government Securities are obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, and obligations of U.S. Government agencies or instrumentalities, including, but not limited to, Federal Home Loan Banks, the Farmers Home Administration, Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Financing Corporation and the Student Loan Marketing Association. Obligations of U.S. Government agencies or instrumentalities are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Others, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury. Still others, such as those issued by the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Other obligations may be backed by an irrevocable letter of credit of an agency or instrumentality of the U.S. Government. Finally, obligations of other agencies or instrumentalities are only backed by the credit of the agency or instrumentality issuing the obligations.

    RULE 2A-7. The Fund is subject to the investment restrictions of Rule 2a-7 under the Investment Company Act of 1940 in addition to its other investment policies and restrictions. Rule 2a-7 requires that the Fund invest exclusively in securities that mature within 397 days and that the Fund maintain an average weighted maturity of not more than 90 days. (As noted above, however, the Fund intends to maintain a dollar-weighted average maturity of its portfolio of 60 days or less.) Rule 2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that: (1) present "minimal credit risks," and (2) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Ratings Services or P-1 or P-2 by Moody's Investors Service, Inc. It is the responsibility of the Adviser to determine that the Fund's investments present only "minimal credit risks" and are Eligible Securities. The Fund's Board of Directors has established written guidelines and procedures for the Adviser and oversees the Adviser's determination that the Fund's portfolio securities present only "minimal credit risks" and are Eligible Securities.

    Under Rule 2a-7, 95% of the assets of non-tax-exempt money funds (such as the Fund) must be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1). In addition, a non-tax-exempt money fund
(1) may not invest (with certain limited exceptions) more than 5% of its total assets in securities of a single issuer, other than U.S. Government securities, and (2) may not invest more than the greater of 1% of the fund's total assets or $1,000,000 in Second Tier Securities of a single issuer.

                           SPECIAL INVESTMENT METHODS

REPURCHASE AGREEMENTS

    The Fund may enter into repurchase agreements with respect to U.S. Government Securities. A repurchase agreement involves the purchase by the Fund of securities with the condition that after a stated period of time the original seller (a member bank of the Federal Reserve System or a recognized securities dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund would suffer a loss. In the event of a seller's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral to the Fund's benefit. Repurchase agreements maturing in more than seven days are considered illiquid and subject to the Fund's restriction on investing in illiquid securities. See "-- Illiquid Securities," below.

BORROWING

    The Fund may borrow money from banks for temporary or emergency purposes in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any of its portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days, reduce its indebtedness to the extent necessary. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. Interest paid by the Fund on borrowed funds would decrease the net earnings of the Fund. The Fund will not purchase portfolio securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the value of the Fund's total assets. The Fund may mortgage, pledge or hypothecate its assets to secure permitted temporary or emergency borrowing. The policies set forth in this paragraph are fundamental and may not be changed without the approval of a majority of the Fund's shares.

    The Fund also may borrow through reverse repurchase agreements with banks and securities dealers. However, the Fund has not entered into reverse repurchase agreements during the past year and has no current intention of entering into such agreements in the future. See "Investment Policies and Restrictions -- Reverse Repurchase Agreements" in the Statement of Additional Information.

ILLIQUID SECURITIES

    The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms.

    The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may be restricted in its ability to sell such securities at a time when the Adviser deems it advisable to do so. In addition, in order to meet redemption requests, the Fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

INVESTMENT RESTRICTIONS

    The Fund has adopted certain investment restrictions, which are set forth in detail in the Statement of Additional Information under "Investment Policies and Restrictions." Certain of these restrictions are fundamental and may not be changed without shareholder approval, including restrictions providing that the Fund will not (a) invest 25% or more of its total assets in any one industry, or
(b) with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or acquire more than 10% of the outstanding voting securities of an issuer. These restrictions do not apply to U.S. Government Securities.

    Except with respect to the Fund's policy concerning borrowing, if a percentage restriction set forth in this Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

                                   MANAGEMENT

BOARD OF DIRECTORS

    The Company's Board of Directors has the primary responsibility for overseeing the overall management of the Company and electing its officers.

INVESTMENT ADVISER

    Piper Capital Management Incorporated (the "Adviser") has been retained under an Investment Advisory and Management Agreement with the Company to act as the Fund's investment adviser subject to the authority of the Board of Directors.

    In addition to acting as the investment adviser for the Fund, the Adviser also serves as investment adviser to a number of other open-end and closed-end investment companies and to various other concerns, including pension and profit sharing funds, corporate funds and individuals. As of November 1, 1996, the Adviser rendered investment advice regarding approximately $9 billion of assets. The Adviser is a wholly owned subsidiary of Piper Jaffray Companies Inc., a publicly held corporation which is engaged through its subsidiaries in various aspects of the financial services industry. The address of the Adviser is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

    The Adviser furnishes the Fund with investment advice and, in general, supervises the management and investment programs of the Fund. The Adviser furnishes at its own expense all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. The Adviser also provides investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund. In addition, the Adviser pays the salaries and fees of all officers and directors of the Company who are affiliated with the Adviser.

    Under the Investment Advisory and Management Agreement, the Adviser receives a monthly fee paid at an annual rate of .15% of the average daily net assets of the Fund.

PORTFOLIO MANAGEMENT

    Nancy S. Olsen has been primarily responsible for the day-to-day management of the Fund's portfolio since the Fund's inception in 1993. Ms. Olsen, who joined the Adviser in 1987, is a Senior Vice President and fixed income portfolio manager for the Adviser and directs the Adviser's cash reserve management department. Ms. Olsen has an M.B.A. from the University of Minnesota and has 16 years of financial experience.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

    Investors Fiduciary Trust Company ("IFTC"), 127 West Tenth Street, Kansas City, Missouri 64105, (800) 874-6205, serves as Custodian for the Fund's portfolio securities and cash and as Transfer Agent and Dividend Disbursing Agent for the Fund.

    The Company has entered into Shareholder Account Servicing Agreements with the Distributor and Piper Trust Company, an affiliate of the Distributor and the Adviser. Under these agreements the Distributor and Piper Trust Company provide transfer agent and dividend disbursing agent services for certain shareholder accounts. For more information, see "Investment Advisory and Other Services -- Transfer Agent and Dividend Disbursing Agent" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                         SHAREHOLDER GUIDE TO INVESTING

                             HOW TO PURCHASE SHARES

GENERAL

    The Fund's shares may be purchased at the public offering price from the Distributor and from other broker-dealers who have sales agreements with the Distributor. The address of the Distributor is that of the Fund. The Distributor reserves the right to reject any purchase order. You should be aware that, because the Fund does not issue stock certificates, Fund shares must be kept in an account with the Distributor or with IFTC. All investments must be arranged through your Piper Jaffray Investment Executive or other broker-dealer.

PURCHASE PRICE

    You may purchase shares of the Fund without a sales charge at the net asset value per share next calculated after receipt of your order by your Piper Jaffray Investment Executive or other broker-dealer. The net asset value per share of the Fund is normally expected to be $1.00. See "Valuation of Shares."

    The Adviser and/or the Distributor, out of their own assets, may pay for certain expenses incurred in connection with the distribution of shares of the Fund. Piper Jaffray Investment Executives and other broker-dealers receive ongoing payments for their servicing and/or maintenance of shareholder accounts in an amount equal to .06% of the average daily net assets of the Fund attributable to shares sold by them.

    The Distributor or the Adviser, at their own expense, provide promotional incentives to Investment Executives of the Distributor and to broker-dealers who have sales agreements with the Distributor in connection with sales of shares of the Fund and other mutual funds for which the Adviser acts as investment adviser. In some instances, these incentives may be made available only to certain Investment Executives or broker-dealers who have sold or may sell significant amounts of such shares. The incentives may include payment for travel expenses, including lodging at luxury resorts, incurred in connection with sales seminars.

MINIMUM INVESTMENTS

    The minimum initial investment is $100,000 and there is no minimum for subsequent investments. The Distributor, in its discretion, may waive the minimum.

                              HOW TO REDEEM SHARES

NORMAL REDEMPTION

    You may redeem all or a portion of your shares on any day that the Fund values its shares. (Please refer to "Valuation of Shares" below for more information.) Your shares will be redeemed at the net asset value next calculated after the receipt of your instructions in good form by your Piper Jaffray Investment Executive or other broker-dealer as explained below.

    PIPER JAFFRAY INC. ACCOUNTS. To redeem your shares, please contact your Piper Jaffray Investment Executive with an oral redemption request.

    OTHER BROKER-DEALER ACCOUNTS. To redeem your shares, you may either contact your broker-dealer with an oral request or send a written request directly to the Fund's transfer agent, IFTC. This

--------------------------------------------------------------------------------
                         SHAREHOLDER GUIDE TO INVESTING
request should contain: the dollar amount or number of shares to be redeemed, your Fund account number and either a social security or tax identification number (as applicable). You should sign your request in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. A signature guarantee is required for redemptions over $25,000. Please contact IFTC or refer to "Redemption of Shares" in the Statement of Additional Information for more details.

PAYMENT OF REDEMPTION PROCEEDS

    After your shares have been redeemed, proceeds will normally be paid on the next business day. In no event will payment be made more than seven days after receipt of your order in good form, except that payment may be postponed or the right of redemption suspended for more than seven days under unusual circumstances, such as when trading is not taking place on the New York Stock Exchange. Payment of redemption proceeds may also be delayed if the shares to be redeemed were purchased by a check drawn on a bank which is not a member of the Federal Reserve System, until such checks have cleared the banking system (normally up to 15 days from the purchase date).

INVOLUNTARY REDEMPTION

    The Fund reserves the right to redeem your account at any time the net asset value of the account falls below $50,000 as the result of a redemption or exchange request. You will be notified in writing prior to any such redemption and will be allowed 30 days to make additional investments before the redemption is processed.

                              SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

    If your investment goals change, you may prefer a fund with a different objective. If you are considering an exchange into another mutual fund managed by the Adviser, you should carefully read the appropriate prospectus for additional information about that fund. A prospectus may be obtained through your Piper Jaffray Investment Executive, your broker-dealer or the Distributor. To exchange your shares, please contact your Piper Jaffray Investment Executive, your broker-dealer or IFTC.

    You may exchange your shares for shares of any other mutual fund managed by the Adviser. All exchanges are subject to the eligibility of share purchases in your state as well as the minimum investment requirements and any other applicable terms in the prospectus of the fund being acquired. Exchanges are made on the basis of the net asset values of the funds involved, except that if you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging.

    The Company reserves the right to change or discontinue the exchange privilege, or any aspect of the privilege, upon 60 days' written notice.

TELEPHONE TRANSACTION PRIVILEGES

    PIPER JAFFRAY INC. ACCOUNTS. If you hold your shares in a Piper Jaffray account, you may telephone your Investment Executive to execute any transaction or to apply for many shareholder services. In some cases, you may be required to complete a written application.

--------------------------------------------------------------------------------
                         SHAREHOLDER GUIDE TO INVESTING

    OTHER BROKER-DEALER ACCOUNTS. If you hold your shares in an account with your broker-dealer or at IFTC, you may authorize telephone privileges by completing the Account Application and Services Form. Please contact your broker-dealer or IFTC (800-874-6205) for an application or for more details. The Fund will employ reasonable procedures to confirm that a telephonic request is genuine, including requiring that payment be made only to the address of record or the bank account designated on the Account Application and Services Form and requiring certain means of telephonic identification. If the Fund employs such procedures it will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. If the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone transactions. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests. If you cannot reach the Fund by telephone, you should contact your broker-dealer or issue written instructions to IFTC at the address set forth herein. See "Management -- Transfer Agent, Dividend Disbursing Agent and Custodian." The Fund reserves the right to suspend or terminate its telephone services at any time without notice.

SYSTEMATIC WITHDRAWAL PLAN

    If your account has a value of $5,000 or more, you may establish a Systematic Withdrawal Plan. This plan will allow you to receive regular periodic payments by redeeming as many shares from your account as necessary. As with other redemptions, a redemption to make a withdrawal is a sale for federal income tax purposes. Payments made under a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of the payments may be a return of capital.

    A request to establish a Systematic Withdrawal Plan must be submitted in writing to your Piper Jaffray Investment Executive or other broker-dealer. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. You may choose to have withdrawals made monthly, quarterly or semiannually. Please contact your Piper Jaffray Investment Executive, other broker-dealer or IFTC for more information.

ACCOUNT PROTECTION

    If your Fund shares are held in a Piper Jaffray account, they are protected in the unlikely event of Piper Jaffray's financial failure. Piper Jaffray is a member of the Securities Investor Protection Corporation ("SIPC") whose primary purpose is to protect the customers of its members against losses up to $500,000 ($100,000 on claims for cash) in the event of a member's liquidation.

    In addition to the $500,000 SIPC protection, Piper Jaffray clients have additional protection provided by Aetna Casualty and Surety Company. Your investments in the Funds held in a Piper Jaffray PRIME or PAT Plus account are protected up to $49.5 million beyond the coverage provided by SIPC for total account protection of $50 million. Investments held in all other Piper Jaffray accounts are protected up to $24.5 million beyond the coverage provided by SIPC for total account protection of $25 million. This protection does not cover any declines in the net asset value of Fund shares.

CONFIRMATION OF TRANSACTIONS AND REPORTING OF OTHER INFORMATION

    Each time there is a transaction involving your Fund shares, such as a purchase, redemption or dividend reinvestment, it will be reported on your next regular account statement. This information will be provided to you from either Piper Jaffray, your broker-dealer or IFTC. In addition, you will

--------------------------------------------------------------------------------
                         SHAREHOLDER GUIDE TO INVESTING
receive various IRS forms after the first of each year detailing important tax information. The Fund is required to supply annual and semiannual reports that list securities held by the Fund and include the current financial statements of the Fund.

    HOUSEHOLDING. If you have multiple accounts with Piper Jaffray, you may receive some of the above information in combined mailings. This will not only help to reduce Fund expenses, it will help the environment by saving paper. Please contact your Piper Jaffray Investment Executive for more information.

                          DIVIDENDS AND DISTRIBUTIONS

    All dividends and distributions will be automatically reinvested in additional shares of the Fund. The net investment income of the Fund will be declared as dividends daily and will be paid monthly. Net realized capital gains, if any, will be distributed at least annually. Shares will begin accruing dividends on the date on which payment is received, provided such payment is received by 12:00 noon, New York time. If a redemption request is received by 12:00 noon, New York time, shares will be redeemed that day and a dividend will not be earned.

                              VALUATION OF SHARES

    The Fund determines its net asset value on each day the New York Stock Exchange (the "Exchange") is open for business. The calculation is made at 12:00 noon (New York time) and also as of the regular close of the Exchange (currently 4:00 p.m. New York time) after the Fund has declared any applicable dividends.

    It is the policy of the Fund to attempt to maintain a net asset value per share of $1.00. The securities held are valued on the basis of amortized cost, in accordance with the Fund's election to operate under the provisions of Rule 2a-7 under the 1940 Act. The amortized cost method of valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of a discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the instrument.

    Under the direction of the Board of Directors, procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund's portfolio valued at amortized cost with market values. In the event that a deviation of one-half of 1% or more exists between the $1.00 per share net asset value for the Fund and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. See "Net Asset Value and Public Offering Price" in the Statement of Additional Information.

                                   TAX STATUS

    The Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its last taxable year and intends to qualify as a regulated investment company during the current taxable year. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to shareholders.

    Distributions by the Fund are generally taxable to shareholders as ordinary income. Interest income from direct investments by noncorporate taxpayers in United States Government obligations (but not repurchase agreements) generally is not subject to state taxation. However, some states attempt to tax mutual fund dividends attributable to such income. This treatment has been challenged in a number of lawsuits. Shareholders are encouraged to consult their tax advisers concerning this matter.

    The foregoing relates to federal income taxation as in effect as of the date of this Prospectus. For a more detailed discussion of the federal income tax consequences of investing in shares of the Fund, see "Taxation" in the Statement of Additional Information. Before investing in the Fund, you should check the consequences of your local and state tax laws.

                            PERFORMANCE COMPARISONS

    Advertisements and other sales literature may refer to the Fund's "yield," "effective yield," "average annual total return" and "cumulative total return." All such yield and total return quotations are based upon historical earnings and are not intended to indicate future performance.

    The Fund's yield refers to the income generated by an investment in the Fund over a seven-day period stated in the advertisement. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Cumulative total return is calculated by subtracting a hypothetical $1,000 payment to the Fund from the redeemable value of such payment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. In calculating average annual and cumulative total return, all dividends are assumed to be reinvested.

    Comparative performance information may be used from time to time in advertising the Fund's shares. For example, advertisements may compare the Fund's performance to that of various unmanaged market indices, or may include performance data from Lipper Analytical Services, Inc., Morningstar, Inc. or other entities or organizations which track the performance of investment companies.

    For additional information regarding comparative performance information and the calculation of yield, effective yield, average annual total return and cumulative total return, see "Performance Comparisons" in the Statement of Additional Information.

                              GENERAL INFORMATION

    The Company is authorized to issue a total of 10 trillion shares of common stock with a par value of $.01 per share. One hundred billion of these shares have been authorized by the Board of Directors to be issued and have been designated as Series B Common Shares, which are the shares of common stock of the Fund.

    The Board of Directors is empowered under the Company's Articles of Incorporation to issue other series of the Company's common stock without shareholder approval. In addition, the Board of Directors may, without shareholder approval, create and issue one or more additional classes of shares within the Fund, as well as within any series of the Company created in the future. See "Capital Stock and Ownership of Shares" in the Statement of Additional Information.

    All shares, when issued, will be fully paid and nonassessable and will be redeemable. All shares have equal voting rights. They can be issued as full or fractional shares. A fractional share has pro-rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

    Each share of a series has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the series' shares. On some issues, such as the election of directors, all shares of the Company vote together as one series. On an issue affecting only a particular series, the shares of the affected series vote separately. Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining shares will be unable to elect any directors.

    The Bylaws of the Company provide that shareholder meetings be held only with such frequency as required under Minnesota law. Minnesota corporation law requires only that the Board of Directors convene shareholder meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of the Company may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of the Company. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 90 days after receipt of the demand, all at the expense of the Company. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions and for all amendments to investment advisory contracts.

PENDING LEGAL PROCEEDINGS

    Complaints have been brought against the Adviser and the Distributor relating to several other investment companies for which the Adviser acts or has acted as investment adviser or subadviser. These lawsuits do not involve the Fund.

    A number of complaints have been brought in federal and state court against the Institutional Government Income Portfolio ("PJIGX") series of Piper Funds Inc. (such series has been renamed Intermediate Bond Fund), the Adviser, the Distributor, and certain individuals affiliated or formerly affiliated with the Adviser and the Distributor. On February 13, 1996, a Settlement Agreement became effective for the consolidated class action lawsuit, titled In Re: PIPER FUNDS INC. INSTITUTIONAL GOVERNMENT INCOME PORTFOLIO LITIGATION. The Amended Consolidated Class Action Complaint was filed on October 5, 1994, in the United States District Court, District of Minnesota, against PJIGX, the Adviser, the Distributor, William H. Ellis and Edward J. Kohler, and had alleged the making of materially misleading statements in the prospectus, common law negligent misrepresentation and breach of fiduciary duty. The Settlement Agreement will provide approximately $67.5 million, together with interest earned, less certain disbursements and attorney fees, to class members in payments scheduled over approximately three years. Such payments will be made by Piper Jaffray Companies Inc. and the Adviser and will not be an obligation of Piper Funds Inc. A number of lawsuits and arbitrations brought by some of the investors who requested exclusion from the settlement class remain pending.

    Complaints also have been filed in federal court relating to a number of closed-end investment companies managed by the Adviser and two open-end investment companies for which the Adviser has acted as sub-adviser. The complaints, which ask for rescission of plaintiff shareholders' purchases or compensatory damages, plus interest, costs and expenses, generally allege, among other things, certain violations of federal and/or state securities laws, including the making of materially misleading statements in prospectuses concerning investment policies and risks. In addition to the Settlement Agreement discussed above, a settlement agreement has been reached with respect to a consolidated complaint relating to four closed-end investment companies managed by the Adviser and agreements-in-principle have been reached to settle certain other complaints. The Adviser and the Distributor also are subject to regulatory inquiries related to various funds or assets managed by the Adviser. See "Pending Litigation" in the Statement of Additional Information.

    The Adviser and the Distributor do not believe that the PJIGX settlement, any other settlement or agreement-in-principle to settle or any outstanding complaint, action in arbitration or regulatory inquiry will have a material adverse effect on their ability to perform under their agreements with the Company or a material adverse effect on the Fund.

    NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS (AND/OR IN THE STATEMENT OF ADDITIONAL INFORMATION REFERRED TO ON THE COVER PAGE OF THIS PROSPECTUS), AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR PIPER JAFFRAY INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION BY ANYONE IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED, OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO, OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

                         PIPER INSTITUTIONAL FUNDS INC.

                               INVESTMENT ADVISER
                     Piper Capital Management Incorporated

                                  DISTRIBUTOR
                               Piper Jaffray Inc.

                          CUSTODIAN AND TRANSFER AGENT
                       Investors Fiduciary Trust Company

                              INDEPENDENT AUDITORS
                             KPMG Peat Marwick LLP

                                 LEGAL COUNSEL
                              Dorsey & Whitney LLP

Table of Contents

                                                    PAGE
                                                    -----
Introduction...................................           2
Fund Expenses..................................           3
Financial Highlights...........................           4
Investment Objective and Policies..............           5
Special Investment Methods.....................           6
Management.....................................           7
SHAREHOLDER GUIDE TO INVESTING
  How to Purchase Shares.......................           9
  How to Redeem Shares.........................           9
  Shareholder Services.........................          10
  Dividends and Distributions..................          12
Valuation of Shares............................          13
Tax Status.....................................          13
Performance Comparisons........................          13
General Information............................          14

-------------------------------------------
  Prospectus

       [LOGO]

  --------------------------

  Institutional Money
  Market Fund

   November 29, 1996

   ------------------------------------

      30640 021-97

                                     PART B

                         INSTITUTIONAL MONEY MARKET FUND
                   A series of Piper Institutional Funds Inc.

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 29, 1996

                                Table of Contents

                                                                    Page
                                                                    ----

Investment Policies and Restrictions . . . . . . . . . . . . . .      2
Directors and Executive Officers . . . . . . . . . . . . . . . .      6
Investment Advisory and Other Services . . . . . . . . . . . . .      9
Portfolio Transactions and Allocation of Brokerage . . . . . . .     12
Capital Stock and Ownership of Shares. . . . . . . . . . . . . .     14
Net Asset Value and Public Offering Price. . . . . . . . . . . .     15
Performance Comparisons  . . . . . . . . . . . . . . . . . . . .     17
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . .     19
Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20
General Information. . . . . . . . . . . . . . . . . . . . . . .     21
Financial Statements . . . . . . . . . . . . . . . . . . . . . .     21
Pending Litigation . . . . . . . . . . . . . . . . . . . . . . .     22


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated November 29, 1996, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Fund at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The shares of Piper Institutional Funds Inc. (the "Company") are currently offered in one series: Institutional Money Market Fund (the "Fund"). The investment objective and policies of the Fund are set forth in the Prospectus. Certain additional investment information is set forth below.

REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

     The Fund has received from the Securities and Exchange Commission an exemptive order permitting the Fund, along with other investment companies currently managed by Piper Capital Management Incorporated (the "Adviser"), and all future investment companies or series thereof advised by the Adviser or its affiliates, to deposit uninvested cash balances into a single joint account to be used to enter into one or more large repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreement transactions with the same parties with whom it may enter into repurchase agreements. However, the Fund does not currently enter into or intend to enter into such transactions
during the coming year.   Under a reverse repurchase agreement, the Fund sells
securities and agrees to repurchase them at a mutually agreed date and price. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions. Reverse repurchase agreements will be used as a means of borrowing for investment purposes. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser will monitor the creditworthiness of the dealers and banks with which the Fund enters into reverse repurchase agreement transactions.

PORTFOLIO TURNOVER

     Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year.

     The Fund, consistent with its objective, may attempt to maximize yield through portfolio trading. This may involve selling portfolio instruments and purchasing different instruments to take advantage of disparities of yield in different segments of the high-grade money market or among particular instruments within the same segment of the market. Since the Fund's assets will be invested in securities with short maturities and the Fund will manage its portfolio as described above, the portfolio will turn over several times a year. However, this will not generally increase the Fund's brokerage costs, since brokerage commissions as such are not usually paid in connection with the purchase or sale of the instruments in which the Fund invests. Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the portfolio turnover rate for the Fund will be zero.

INVESTMENT RESTRICTIONS

     In addition to the investment objectives and policies set forth in the Prospectus, the Fund is subject to certain investment restrictions, as set forth below, which may not be changed without the vote of a majority of the Fund's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of (a) 67% of the outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares.

     Unless otherwise specified below, the Fund will not:

     1. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof and securities of other investment companies.

     2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in any one industry. This restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto or to obligations of U.S. banks, domestic branches thereof and U.S. branches of foreign banks subject to United States regulation. The various types of utilities companies, such as gas, electric, telephone, telegraph, satellite and microwave communications companies, are considered as separate industries.

     3. Issue any senior securities (as defined in the 1940 Act), other than as set forth in restriction number 4 below.

     4. Borrow money (provided that the Fund may enter into reverse repurchase agreements) except from banks for temporary or emergency purposes. The Fund may borrow money in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any of its portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. The Fund will not purchase portfolio securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the value of the Fund's total assets. The Fund will not borrow money for leverage purposes (provided that the Fund may enter into reverse repurchase agreements for such purposes).

     5. Mortgage, pledge or hypothecate its assets except to secure permitted indebtedness. For purposes of this policy, collateral arrangements with respect to reverse repurchase agreements or with respect to similar investment techniques are not deemed to be a pledge or hypothecation of assets.

     6. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

     7. Write, purchase or sell puts, calls or combinations thereof, provided that the Fund may purchase securities with demand or put features.

     8.  Purchase or sell commodities or commodity futures contracts.

     9. Purchase or sell real estate or real estate mortgage loans, except that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     10. Act as an underwriter of securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

     11. Make loans of money or property to any person, except for loans of portfolio securities and except through the use of repurchase agreements or the purchase of debt obligations in which the Fund may invest consistently with the Fund's investment objective and policies.

     In addition, as non-fundamental investment restrictions that may be changed at any time without shareholder approval, the Fund will not:

     (a) Invest more than 5% of the value of its total assets in the securities of any issuers which, with their predecessors, have a record of less than three years' continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years. The value of all securities issued or guaranteed by such guarantor and owned by the Fund shall not exceed 10% of the value of the total assets of the Fund.)

     (b)  Make short sales of securities.

     (c) Purchase or retain the securities of any issuer if, to the Fund's knowledge, those officers or directors of the Company or its affiliates or of its investment adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities.

     (d)  Invest for the purpose of exercising control or management.

     (e) Purchase or sell oil, gas or mineral leases or interests in oil, gas or other mineral exploration or development programs.

     (f) Invest in the securities of other investment companies except as part of a merger, consolidation or acquisition of assets.

     (g)  Invest more than 10% of its net assets in illiquid securities.

     (h)  Invest in real estate limited partnerships.

     (i) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market. Included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. For purposes of this investment restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

     Any investment restriction or limitation referred to above or in the Prospectus, except the borrowing policy, which involves a maximum percentage of securities or assets, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

                        DIRECTORS AND EXECUTIVE OFFICERS

     The directors and officers of the Company and their principal occupations during the past five years are set forth below. Unless otherwise indicated, all positions have been held for more than five years. The Company's directors and officers also serves as a director or officer of various closed-end and open-end investment companies managed by the Adviser.

     Name, Address and (Age)            Position with the Company
     -----------------------            -------------------------

     William H. Ellis* (54)             Chairman of the Board of Directors
     Piper Jaffray Tower
     222 South Ninth Street
     Minneapolis, Minnesota 55402

     David T. Bennett (56)              Director
     3400 City Center
     33 South Sixth Street
     Minneapolis, Minnesota 55402

     Jaye F. Dyer (69)                  Director
     4670 Norwest Center
     90 South Seventh Street
     Minneapolis, Minnesota 55402

     Karol D. Emmerich (47)             Director
     7302 Claredon Drive
     Edina, Minnesota 55439

     Luella G. Goldberg (59)            Director
     7019 Tupa Drive
     Edina, Minnesota 55435

     David A. Hughey (65)               Director
     134 Powers Road
     Meredith, NH 03253

     George Latimer (61)                Director
     754 Linwood Avenue
     St. Paul, MN  55105

     Paul A. Dow (45)                   President
     Piper Jaffray Tower
     222 South Ninth Street
     Minneapolis, Minnesota 55402

     Name, Address and (Age)            Position with the Company
     -----------------------            -------------------------

     Robert H. Nelson (33)              Vice President
     Piper Jaffray Tower                and Treasurer
     222 South Ninth Street
     Minneapolis, Minnesota 55402

     Susan S. Miley (39)                Secretary
     Piper Jaffray Tower
     222 South Ninth Street
     Minneapolis, Minnesota 55402

---------------
* Directors of the Company who are interested persons (as that term is defined by the 1940 Act) of Piper Capital Management Incorporated and the Funds.

     William H. Ellis is President of Piper Jaffray Companies Inc.; Director and Chairman of the Board of Piper Capital Management Incorporated ("the Adviser"); President of the Adviser since 1994; Director of Piper Jaffray Inc..

     David T. Bennett is of counsel to the law firm of Gray, Plant, Mooty, Mooty & Bennett, P.A., located in Minneapolis, Minnesota. Mr. Bennett is chairman of a group of privately held companies and serves on the board of directors of a number of nonprofit organizations.

     Jaye F. Dyer has been President of Dyer Management Company, a private management company, since 1991. Prior to that he was President and Chief Executive Officer of Dyco Petroleum Corporation, a Minneapolis based oil and natural gas development company he founded, from 1971 to March 1, 1989, and Chairman of the Board until December 31, 1990. Mr. Dyer serves on the board of directors of Northwestern National Life Insurance Company, The ReliaStar Financial Corp. (the holding company of Northwestern National Life Insurance Company) and various privately held and nonprofit corporations.

     Karol D. Emmerich has been President of The Paraclete Group, a consultant to nonprofit organizations, since 1993. Prior to that she was Vice President, Chief Accounting Officer and Treasurer of Dayton Hudson Corporation from 1980 to 1993. Ms. Emmerich is an Executive Fellow at the University of St. Thomas Graduate School of Business and serves on the board of directors of a number of privately held and nonprofit organizations.

     Luella G. Goldberg serves on the board of directors of Northwestern National Life Insurance Company (since 1976), The ReliaStar Financial Corp. (since 1989), TCF Bank Savings fsb (since 1985), TCF Financial Corporation (since 1988), and Hormel Foods Corp. (since 1993). Ms. Goldberg also serves as a Trustee of Wellesley College, and as a director of a number of other organizations, including the University of Minnesota Foundation and the Minnesota Orchestral Association. Ms. Goldberg was Chairman of the Board of Trustees of Wellesley College from 1985 to 1993 and acting President from July 1, 1993 to October 1, 1993.

     David A. Hughey is a Trustee of Bentley College. Prior to September 1996, he was Executive Vice President and Chief Administrative Officer of Dean Witter InterCapital Inc., Dean Witter Services Company Inc. and Dean Witter Distributors Inc.; Director, Executive Vice President and Chief Administrative Officer of Dean Witter Trust Company; Vice President of Dean Witter Family of Funds and TCW/DW Family of Funds; and Director of ICI Mutual Insurance Company.

     George Latimer has been Chief Executive Officer of National Equity Fund, Chicago, Illinois since November 1995; prior thereto, Mr. Latimer was Director, Special Actions Office, Office of the Secretary, Department of Housing and Urban Development since 1993, and prior thereto he had been Dean of Hamline Law School, Saint Paul, Minnesota from 1990 to 1993. Mr. Latimer also serves on the board of directors of Digital Biometrics, Inc. and Payless Cashways, Inc.

     Paul A. Dow is Chief Investment Officer and Senior Vice President of the Adviser.

     Robert H. Nelson has been a Senior Vice President of the Adviser since 1993; prior thereto he had been a Vice President of the Adviser from 1991 to 1993.

     Susan S. Miley has been Senior Vice President and General Counsel of the Adviser since 1995 and Secretary of the Adviser since 1996; prior thereto she was counsel for American Express Financial Advisors, Minneapolis, Minnesota from 1994 to 1995 and an attorney at Simpson Thatcher & Bartlett, New York, New York from 1984 to 1992.

     Ms. Emmerich, Ms. Goldberg and Mr. Hughey are members of the Audit Committee of the Board of Directors. Ms. Emmerich acts as the chairperson of such committee. The Audit Committee oversees the Company's financial reporting process, reviews audit results and recommends annually to the Company a firm of independent certified public accountants.

     The Board of Directors also has a Committee of the Independent Directors, consisting of Messrs. Bennett, Dyer, Hughey and Latimer, Ms. Emmerich and Ms. Goldberg, and a Derivatives Subcommittee consisting of Ms. Emmerich, who serves as chairperson, Ms. Goldberg and Mr. Dyer.

     The functions of the Committee of the Independent Directors are: (a) recommendation to the full Board of approval of any management, advisory, sub-advisory and/or administration agreements; (b) recommendation to the full Board of approval of any underwriting and/or distribution agreements; (c) review of the fidelity bond and premium allocation; (d) review of errors and omissions and any other joint insurance policies and premium allocation; (e) review of, and monitoring of compliance with, procedures adopted pursuant to certain rules promulgated under the 1940 Act; and (f) such other duties as the independent directors shall, from time to time, conclude are necessary or appropriate to carry out their duties under the 1940 Act. The functions of the Derivatives Subcommittee are: (a) to oversee practices, policies and procedures of the Adviser in connection with the use of derivatives; (b) to receive periodic reports from management; and (c) to report periodically to the Committee of the Independent Directors and the Board of Directors.

     The directors of the Company who are officers or employees of the Adviser or of its affiliates receive no remuneration from the Company. Each of the other directors currently receives a quarterly retainer of $3,625 that is allocated among the Funds and all other open-end funds managed by the Adviser on the basis of the total assets of each such fund. In addition, each director receives a fee from the Company for each regular quarterly and in-person special meeting of the Board of Directors attended. (The per-meeting fee is based on the combined total assets of the Company and Piper Funds Inc.) The per-meeting fee is based upon asset size and is $250 if assets are under $200 million, $500 if assets are $200 million and over but less than $500 million, $750 if assets are $500 million and over but less than $1 billion, $1,000 if assets are $1 billion and over but less than $5 billion, and $1,500 if assets are $5 billion
or over.   Members of the Audit Committee who are not affiliated with the
Adviser receive $1,000 for each Audit Committee meeting attended ($2,000 for the chairperson of the Committee), and the chairperson of the Committee of the Independent Directors receives $1,000 for each meeting of such committee attended, with such fees being allocated evenly between the Company and all other closed-end and open-end investment companies managed by the Adviser. Members of the Committee of the Independent Directors and the Derivatives Subcommittee (other than the chairperson of the Committee of the Independent Directors) currently receive no additional compensation. In addition, each Director who is not affiliated with the Adviser is reimbursed for expenses incurred in connection with attending meetings.

                    Compensation from the         Compensation from the
                    Company for the 3-mo.         Company for the year           Total Compensation
Director            period ended 9/30/96           ended June 30, 1996           from Fund Complex*
--------            ---------------------         ---------------------          ------------------

David T. Bennett          $     400                     $   1,600                     $  61,700
Jaye F. Dyer              $     463                     $   1,647                     $  67,700
Karol D. Emmerich         $     463                     $   1,647                     $  67,700
Luella G. Goldberg        $     525                     $   1,693                     $  70,700
George Latimer            $     400                     $   1,600                     $  64,700
David A. Hughey           $       0                     $       0                     $       0

---------------
* Currently consists of 20 registered investment companies managed by the Adviser or an affiliate of the Adviser, including the Company. During the 1995 calendar year, the Fund Complex consisted of up to 27 such investment companies, several of which were merged or consolidated during the year. Each director included in the table serves on the board of each such open-end and closed-end investment company.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL

     The investment adviser for the Fund is Piper Capital Management Incorporated (the "Adviser"). Its affiliate, Piper Jaffray Inc. (the "Distributor"), acts as the Fund's distributor. Each acts as such pursuant to a written agreement which is periodically approved by the directors or the shareholders of the Fund. The address of both the Adviser and the Distributor is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

CONTROL OF THE ADVISER AND THE DISTRIBUTOR

     The Adviser and the Distributor are both wholly owned subsidiaries of Piper Jaffray Companies Inc., a publicly held corporation which is engaged through its subsidiaries in various aspects of the financial services industry.

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

     The Adviser acts as the investment adviser of the Fund under an Investment Advisory and Management Agreement which has been approved by the Board of Directors (including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Company) and the initial shareholder of the Company.

     The Investment Advisory and Management Agreement will terminate automatically in the event of its assignment. In addition, the agreement is terminable at any time, without penalty, by the Board of Directors or by vote of a majority of the Company's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Company. The agreement may be terminated at any time by a vote of the holders of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice to the Adviser. Unless sooner terminated, the agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding voting securities of the Company, provided that in either event such continuance is also approved by a vote of a majority of the directors who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. If a majority of the outstanding voting securities of any series of the Company approves the agreement, the agreement shall continue in effect with respect to such approving series whether or not the shareholders of the other series approve the agreement.

     Pursuant to the Investment Advisory and Management Agreement, the Fund pays the Adviser monthly advisory fees equal on an annual basis to .15% of the Fund's average daily net assets. The advisory fees paid by the Fund for the three-month fiscal period ended September 30, 1996 and the fiscal years ended June 30, 1996, 1995 and 1994 and were $64,916, $155,276, $51,262 and $44,077, respectively.

     Although not required under the Investment Advisory and Management Agreement, the Adviser has voluntarily agreed, for the fiscal year ending September 30, 1997, to reimburse the Fund to the extent that total operating expenses (including the Adviser's compensation and including expenses incurred indirectly, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed .35% per annum of average daily net assets. Voluntary fee waivers and reimbursements by the Adviser may be discontinued at any time following the Fund's fiscal year end, at the Adviser's discretion.

     Under the Investment Advisory and Management Agreement, the Adviser provides the Fund with advice and assistance in the selection and disposition of the Fund's investments. All investment decisions are subject to review by the Company's Board of Directors. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers or directors of the Company.

     The same security may be suitable for the Fund and/or for other funds or private accounts managed by the Adviser or its affiliates. If and when two or more funds or accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to each fund or account. The simultaneous purchase or sale of the same securities by the Fund and other funds or accounts managed by the Adviser or its affiliates may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

EXPENSES

     The expenses of the Fund are deducted from total income before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the Adviser, fees and expenses of officers and directors who are not affiliated with the Adviser, taxes, interest, legal fees, transfer agent, dividend disbursing agent and custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations and other expenses which are not expressly assumed by the Adviser under the Investment Advisory and Management Agreement.

UNDERWRITING AND DISTRIBUTION AGREEMENT

     Pursuant to an Underwriting and Distribution Agreement, the Distributor has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of Fund shares, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.
The Distributor receives no compensation for its sales of Fund shares.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Investors Fiduciary Trust Company ("IFTC"), the transfer agent for the Company, maintains certain omnibus shareholder accounts for the Fund. Each such omnibus account represents the accounts of a number of individual shareholders of the Fund. The Company has entered into Shareholder Account Servicing Agreements with the Distributor and Piper Trust Company ("Piper Trust"), pursuant to which the Distributor and Piper Trust provide certain transfer agent and dividend disbursing agent services for the underlying individual shareholder accounts held at the respective companies. Pursuant to such Agreements, the Distributor and Piper Trust have agreed to perform the usual and ordinary services of transfer agent and dividend disbursing agent not performed by IFTC with respect to the underlying individual shareholder accounts, including, without limitation, the following: maintaining all shareholder accounts, preparing shareholder meeting lists, mailing shareholder reports and prospectuses, tracking shareholder accounts for blue sky and Rule l2b-1 purposes, withholding taxes on nonresident alien and foreign corporation accounts, preparing and mailing checks for disbursement of income dividends and capital gains distributions, preparing and filing U.S. Treasury Department Form 1099 for all shareholders, preparing and mailing confirmation forms to shareholders and dealers with respect to all purchases, exchanges and liquidations of series shares and other transactions in shareholder accounts for which confirmations are required, recording reinvestments of dividends and distributions in series shares, recording redemptions of series shares, and preparing and mailing checks for payments upon redemption and for disbursements to withdrawal plan holders. As compensation for such services, the Distributor and Piper Trust are paid annual fees of $9.00 per active shareholder account and $6.00 per inactive account (defined as an account that has a balance of shares in the Fund but that does not require a client statement for the current month). There is no charge for a closed shareholder account (defined as an account that has been inactive for at least three consecutive months). Such fees are payable on a monthly basis at a rate of 1/12 of the annual per-account charge. Such fees cover all services listed above, with the exception of preparing shareholder meeting lists and mailing shareholder reports and prospectuses. These services, along with proxy processing (if applicable) and other special service requests, are billable as performed at a mutually agreed upon fee in addition to the annual fee noted above, provided that such mutually agreed upon fee shall be fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality. Fees paid by the Fund to the Distributor and Piper Trust during the three-month fiscal period ended September 30, 1996 were $520 and $0, respectively and were $1,206 and $0, respectively, during the fiscal year ended June 30, 1996.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Because the Fund's portfolio is composed exclusively of debt, rather than equity securities, most of the Fund's portfolio transactions are effected without the payment of brokerage commissions, but at net prices which usually include a markup. Most of the Fund's transactions are with the issuer, or with major dealers on a principal basis acting for their own account and not as brokers. However, portfolio transactions for the Fund which are executed on an agency basis may be effected through the Distributor on a securities exchange if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or other futures commission merchants in connection with comparable transactions involving similar securities or similar futures contracts or options on futures contracts being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Fund intends to comply with Section 17(e)(1) of the 1940 Act. For the three-month fiscal period ended September 30, 1996 and the fiscal years ended June 30, 1994, 1995 and 1996, the Fund did not pay any brokerage commissions.

          The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time.

     When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities. The Fund will not purchase at a higher price or sell at a lower price in connection with transactions effected with a dealer, acting as principal, who furnishes research services to the Adviser than would be the case if no weight were given by the Adviser to the dealer's furnishing of such services.

     The Adviser has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of the Fund's portfolio transactions in exchange for research services provided the Adviser, except as noted below. However, the Adviser does maintain an informal list of broker-dealers, which is used from time to time as a general guide in the placement of the Fund's business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to it. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. If the Fund executes any transactions on an agency basis, it will generally pay higher than the lowest commission rates available.

     Any portfolio transactions for the Funds executed on an agency basis may be effected through the Distributor. In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions will, in the judgment of the Adviser, subject to review by the Board of Directors, be both
(a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time, and
(b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers. While the Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

     The Fund did not purchase any securities of its regular brokers or dealers or parent companies of such brokers or dealers during the three-month fiscal period ended September 30, 1996 or during the fiscal year ended June 30, 1996.

                      CAPITAL STOCK AND OWNERSHIP OF SHARES

     The Board of Directors is empowered under the Company's Articles of Incorporation to issue additional series of the Company's common stock without shareholder approval. On an issue affecting only a particular series, the shares of the affected series vote separately. An example of such an issue would be a fundamental investment restriction pertaining to only one series. In voting on the Investment Advisory and Management Agreement (the "Agreement"), approval of the Agreement by the shareholders of a particular series would make the

Agreement effective as to that series whether or not it had been approved by the shareholders of the other series.

     The assets received by the Company for the issue or sale of shares of each series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the Company. Any general expenses of the Company not readily identifiable as belonging to a particular series shall be allocated among the series based upon the relative net assets of the series at the time such expenses were accrued.

     The Board of Directors may, without shareholder approval, create and issue one or more additional classes of shares within the Fund, as well as within any series of the Company created in the future. All classes of shares in a Fund would be identical except that each class of shares would be available through a different distribution channel and certain classes might incur different expenses for the provision of distribution services or the provision of shareholder services or administration assistance by institutions. Shares of each class would share equally in the gross income of a series, but any variation in expenses would be charged separately against the income of the particular class incurring such expenses. This would result in variations in net investment income accrued and dividends paid by and in the net asset value of the different classes of a series. This ability to create multiple classes of shares within each series of the Company will allow the Company in the future the flexibility to better tailor its methods of marketing, administering and distributing shares of the Funds to the needs of particular investors and to allocate expenses related to such marketing, administration and distribution methods to the particular classes of shareholders of the Fund incurring such expenses.

     As of November 21, 1996, no shareholder owned of record or was known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund. The directors and officers of the Funds as a group owned less than 1% of the outstanding shares of the Fund as of such date.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price of Fund shares is summarized in the Prospectus in "How to Purchase Shares -- Purchase Price" and "Valuation of Shares." The net asset value of the Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.

     The Fund values its portfolio securities at amortized cost in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in interest rates on the market value of the instrument and regardless of any unrealized capital gains or losses. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
During periods of declining interest rates, the daily yield on shares of the Fund computed by dividing the annualized daily income of the Fund by the net asset value computed as described above may tend to be higher than a like computation made by the Fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities.

     Pursuant to Rule 2a-7, the Board of Directors of the Company has determined, in good faith based upon a full consideration of all material factors, that it is in the best interests of the Fund and its shareholders to maintain a stable net asset value per share by virtue of the amortized cost method of valuation. The Fund will continue to use this method only so long as the Board of Directors believes that it fairly reflects the market-based net asset value per share. In accordance with Rule 2a-7, the Board of Directors has undertaken, as a particular responsibility within the overall duty of care owed to Fund shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the Fund's net asset value per share at a single value. These procedures include the periodic determination of any deviation of current net asset value per share, calculated using available market quotations, from the Fund's amortized cost price per share, the periodic review by the Board of the amount of any such deviation and the method used to calculate any such deviation, the maintenance of records of such determinations and the Board's review thereof, the prompt consideration by the Board if any such deviation exceeds 1/2 of 1%, and the taking of such remedial action by the Board as it deems appropriate where it believes the extent of any such deviation may result in material dilution or other unfair results to investors or existing shareholders. Such remedial action may include redemptions in kind, selling portfolio instruments prior to realizing capital gains or losses, shortening the average portfolio maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. The Fund will, in further compliance with Rule 2a-7, record, maintain and preserve a written copy of the above-described procedures and a written record of the Board's considerations and actions taken in connection with the discharge of its above-described responsibilities.

     On September 30, 1996, the net asset value per share of the Fund was calculated as follows:

  Net Assets ($172,564,787)               =  Net Asset Value per Share ($1.00)
----------------------------------------
  Shares Outstanding (172,564,787)

                             PERFORMANCE COMPARISONS

     Advertisements and other sales literature for the Fund may refer to the Fund's "yield," "effective yield," "average annual total return" and "cumulative total return."

     The Fund may issue current yield quotations. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                    365/7
          Effective Yield = [(Base Period Return +1)     ] -1

     When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

     The Fund's yield and effective yield, based upon the seven days ended
September 30, 1996, were 5.12% and 5.25%, respectively.     During this seven-
day period, the Adviser voluntarily reimbursed certain expenses for the Fund, thereby increasing yields. The yield and effective yield of the Fund as of September 30, 1996, absent the reimbursement of expenses would have been 5.06% and 5.19%, respectively.

     Average annual total return figures are computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                 P(1+T)   = ERV

          Where:  P   =   a hypothetical initial payment of $1,000;
                  T   =   average annual total return;
                  n   =   number of years; and
                  ERV =   ending redeemable value at the end of the period of a
                          hypothetical $1,000 payment made at the beginning of such period.

This calculation assumes all dividends and any capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The average annual total returns for the Fund for one year and since inception (February 2, 1993) for the period ending September 30, 1996 were 5.30% and 4.49%, respectively. Absent any expense reimbursements, such total returns would have been 5.27% and 4.45%, respectively.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                       ERV-P
                                CTR = (     ) 100
                                         P

          Where:    CTR =     Cumulative total return;
                    ERV =     ending redeemable value at the end of the period
                              of a hypothetical $1,000 payment made at the
                              beginning of such period; and
                    P   =     initial payment of $1,000.

This calculation assumes all dividends and any capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The cumulative total return for the Fund from inception (February 2, 1993) to September 30, 1996 was 17.42%. Absent any expense reimbursements, the Fund's cumulative total return would have been 16.99%.

     In addition to advertising yield and total return, comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies.

     Performance information for the Fund may be compared to unmanaged indices. Unmanaged indices do not reflect deductions for administrative and management costs and expenses. The Fund may also include in advertisements and communications to Fund shareholders evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S DAILY, MONEY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MORNINGSTAR MUTUAL FUND VALUES, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL.

                              REDEMPTION OF SHARES

GENERAL

     Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

     Shareholders who purchased Fund shares through a broker-dealer other than the Distributor may redeem such shares either by oral request to such broker-dealer or by written request to IFTC at the address set forth in the Prospectus. To be considered in proper form, written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, and give either a social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $10,000 or more or redemption proceeds are to be paid to someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. IFTC may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

SYSTEMATIC WITHDRAWAL PLAN

     To establish a Systematic Withdrawal Plan for the Fund and receive regular periodic payments, an account must have a value of $5,000 or more. A request to establish a Systematic Withdrawal Plan must be submitted in writing to an investor's Piper Jaffray Investment Executive or other broker-dealer. There are no service charges for maintenance; the minimum amount that may be withdrawn each period is $100. (This is merely the minimum amount allowed and should not be interpreted as a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, the Fund will redeem as many full and fractional shares as necessary at the redemption price, which is net asset value. Redemption of shares may reduce or possibly exhaust the shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     A confirmation of each transaction showing the sources of the payment and the share and cash balance remaining in the account will be sent. The plan may be terminated on written notice by the shareholder or the Fund, and it will terminate automatically if all shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. The amount and schedule of withdrawal payments may be changed or suspended by giving written notice to your Piper Jaffray Investment Executive or other broker-dealer at least seven business days prior to the end of the month preceding a scheduled payment.

                                    TAXATION

     Pursuant to the Internal Revenue Code of 1986, as amended (the "Code"), the Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, the Fund generally must declare dividends by the end of a calendar year representing 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long-term and short-term capital gains) for the 12-month period ending October 31 of the calendar year. For purposes of this calculation, any amount of income on which corporate-level income tax has been paid is deemed to have been distributed.

     Ordinarily, distributions and redemption proceeds earned by the Fund shareholder are not subject to withholding of federal income tax. However, 31% of the Fund's distributions and redemption proceeds must be withheld if a shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if a shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

     Distributions paid from net realized capital gains, if any, will be taxable to shareholders as ordinary income. Capital gains from the sale or exchange of shares are also taxable.

     Distributions may be subject to state and local income taxes and the treatment thereof may differ from the federal income tax consequences discussed above.

                               GENERAL INFORMATION

     Minnesota has enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care" (the duty to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders (the duty to act in good faith and in a manner reasonably believed to be in the best interest of the corporation), (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law,
(c) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (d) for any transaction from which the director derived an improper personal benefit. Minnesota law does not permit elimination or limitation of a director's liability under the 1933 Act or the Securities Exchange Act of 1934, and the 1940 Act prohibits elimination or limitation of a director's liability for acts involving willful malfeasance, bad faith, gross negligence or reckless disregard of the duties of a director. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota law and the 1940 Act.

                              FINANCIAL STATEMENTS

     The audited financial statements of the Fund dated June 30, 1996 and September 30, 1996, as set forth in the Fund's Annual Reports, are incorporated by reference into this Statement of Additional Information. The audited financial statements are proved in reliance on the report of KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, independent auditors of the Fund, given on the authority of such firm as experts in accounting and auditing.

                               PENDING LITIGATION

     Complaints have been brought in federal and state court relating to one open-end and twelve closed-end investment companies managed by the Adviser and to two open-end funds for which the Adviser has acted as sub-adviser. On February 13, 1996, a Settlement Agreement became effective for the consolidated class action lawsuit, titled IN RE: PIPER FUNDS INC. INSTITUTIONAL GOVERNMENT
INCOME PORTFOLIO LITIGATION.   The Amended Consolidated Class Action Complaint
was filed on October 5, 1994, in the United States District Court, District of Minnesota, against Institutional Government Income Portfolio (a series of Piper Funds Inc.), the

Adviser, the Distributor, William H. Ellis and Edward J. Kohler, and had alleged the making of materially misleading statements in the prospectus, common law negligent misrepresentation and breach of fiduciary duty. The Settlement Agreement will provide approximately $67.5 million, together with interest earned, less certain disbursements and attorney fees, to class members in payments scheduled over approximately three years. Such payments will be made by Piper Jaffray Companies Inc. and the Adviser and will not be an obligation of Piper Funds Inc.

     Two additional complaints relating to the Institutional Government Income Portfolio remain pending. These complaints were brought by investors who requested exclusion from the settlement class and are based on claims similar to those asserted in the consolidated Class Action complaint. The first pending complaint was brought on April 11, 1995, and filed in the Minnesota State District Court, Hennepin County. This action was removed to United States District Court, District of Minnesota. The plaintiff, Frank R. Berman, Trustee of Frank R. Berman Professional CP Pension Plan Trust, sued individually and not on behalf of any putative class. Defendants are the Distributor, Piper Funds Inc., Morton Silverman and Worth Bruntjen. A second pending complaint relating to the Institutional Government Income Portfolio was filed on June 22, 1995 in the Montana Thirteenth Judicial District Court, Yellowstone County by Beverly Muth against the Distributor and Teresa L. Darnielle. In addition to the above complaints, a number of actions have been commenced in arbitration by some of individual investors who requested exclusion from the settlement class in the IN
RE: PIPER FUNDS INC. action.

     A complaint was filed by Herman D. Gordon on October 20, 1994, in the United States District Court, District of Minnesota, against American Adjustable Rate Term Trust Inc.--1998, American Adjustable Rate Term Trust Inc.--1999, the Adviser, the Distributor, Piper Jaffray Companies Inc., Benjamin Rinkey, Jeffrey Griffin, Charles N. Hayssen and Edward J. Kohler. A second complaint was filed by Frank Donio, I.R.A. and other plaintiffs on April 14, 1995, in the United States District Court, District of Minnesota, against American Adjustable Rate Term Trust Inc.--1996, American Adjustable Rate Term Trust Inc.--1997, American Adjustable Rate Term Trust Inc.--1998, American Adjustable Rate Term Trust Inc.- -1999, the Adviser, the Distributor, Piper Jaffray Companies Inc. and certain associated individuals. Plaintiffs in both actions filed a Consolidated Amended Class Action Complaint on May 23, 1995 and by Order dated June 8, 1995, the Court consolidated the two putative class actions. The consolidated amended complaint, which purports to be a class action, alleges certain violations of federal and state securities laws, breach of fiduciary duty and negligent misrepresentation. On August 23, 1996, the Court granted final approval to the parties' agreement to settle all outstanding cliams of the purported class action. The Effective Date of the Settlement Agreement was September 23, 1996. The Settlement Agreement provides for $14 million in principal payments consisting of $500,000 which was paid upon the Court's preliminary approval, $1.5 million which was paid on the Effective Date of the Settlement Agreement, and payments of $3 million on each anniversary of the Effective Date for the next four years, with accrued interest payments of up to $1.8 million.

     Two additional complaints relating to the American Adjustable Rate Term Trusts, which are based on claims similar to those asserted in the Gordon/Donio Consolidated Complaint, remain pending. The first of these additional complaints was filed against the Distributor on August 11, 1995 in Washington State District Court, King County, by plaintiff Ernest Volinn. The second complaint was filed against the Distributor on November 1, 1995 in the United States District Court, District of Idaho, by plaintiff Ewing Company Profit Sharing Plan. In addition to the above complaints, a number of actions have been commenced in arbitration by individual investors in the American Adjustable Rate Term Trusts.

     A complaint was filed by Gary E. Nelson on June 28, 1995 in the United States District Court for the Western District of Washington at Seattle against American Strategic Income Portfolio Inc. -- II ("BSP"), the Adviser, the Distributor, Piper Jaffray Companies Inc., Worth Bruntjen, Charles N. Hayssen, Michael Jansen, William H. Ellis and Edward J. Kohler. A second complaint was filed by the same individual in the same court on July 12, 1995 against American Opportunity Income Fund Inc. ("OIF"), the Adviser, the Distributor, Piper Jaffray Companies Inc., Worth Bruntjen, Charles N. Hayssen, Michael Jansen, William H. Ellis and Edward J. Kohler. On September 7, 1995, Christian Fellowship Foundation Peace United Church of Christ, Gary E. Nelson and Lloyd Schmidt filed an amended complaint purporting to be a class action in the United States District Court for the District of Washington. The complaint was filed against American Government Income Portfolio, Inc. ("AAF"), American Government Income Fund Inc. ("AGF"), American Government Term Trust, Inc., American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. -- II, American Strategic Income Portfolio Inc. -- III ("CSP"), American Opportunity Income Fund Inc., American Select Portfolio Inc., Piper Jaffray Companies Inc., the Distributor, the Adviser and certain associated individuals. By Order filed October 5, 1995, the complaints were consolidated. Plaintiffs filed a second amended complaint on February 5, 1996 and a third amended complaint on June 4, 1996. The third amended third complaint alleges generally that the prospectus and financial statements of each investment company were false and misleading. Specific violations of various federal securities laws are alleged with respect to each investment company. The complaint also alleges that the defendants violated the Racketeer Influenced and Corrupt Organizations Act, the Washington State Securities Act and the Washington Consumer Protection Act. The named plaintiffs and defendants have reached an agreement-in-principle on a proposed settlement. If approved by the Court, a settlement agreement consistent with the terms of the agreement-in-principle would provide $15.5 million to class members in payments by Piper Jaffray Companies Inc. and the Adviser over the next four years. The settlement also includes an agreement that each of OIF, AAF, and AGF would offer to repurchase up to 25% of their outstanding shares from current shareholders at net asset value. If the discounts between net asset value and market price of these funds do not decrease to 5% or less within approximately two years after the effective date of the settlement, the fund boards may submit shareholder proposals to convert these funds to an open-end format. Finally, the agreement stipulates that each of ASP, BSP, CSP and SLA would offer to repurchase up to 10% of their outstanding shares from current shareholders at net asset value.

     Four additional complaints are pending which involve the funds named as defendants in the Nelson/Christian Fellowship Consolidated Action and are based on claims similar to that action. The first additional complaint was filed against the Distributor and Richard Tallent in Montana State District Court, Silver Bow County on November 1, 1995 by plaintiff John Darlington. The second complaint was filed against the Distributor and Richard Tallent on April 11, 1996 in Montana State District Court, Silver Bow County by plaintiff Kenneth Schneider. The third complaint was filed against the Distributor and Richard Tallent on April 11, 1996 in Montana State District Court, Silver Bow County by plaintiff Margaret Nagel. The fourth complaint was filed against the Distributor on August 7, 1996 by plaintiff Kenneth Gennerman as Trustee of the Nicole Bowlin Trust in Wisconsin Circuit Court, Waukesha County. In addition to the above complaints, a number of arbitrations have been commenced by individual investors in the funds named as defendants in the Nelson/Christian Fellowship Consolidated Action.

     Complaints have also been filed relating to two open-end funds for which the Adviser has acted as sub-adviser, Managers Intermediate Mortgage Fund and Managers Short Government Fund. A complaint was filed on September 26, 1994 in the United States District Court, District of Connecticut, by Florence R. Hosea, Bobby W. Hosea, Getrud B. Dale and Peter M. Dale, Andrew Poffel and Diane Poffel as tenants by the Entireties, Myrone Sarone, Donna M. DiPalo, Bernard B. Geltner and Gail Geltner and Paul Delman. The complaint was filed against The Managers Funds, The Managers Funds, L.P., Robert P. Watson, the Adviser, the Distributor, an individual associated with the Adviser, Evaluation Associates, Inc. and Managers Intermediate Mortgage Fund. The complaint, which is a putative class action, alleges certain violations of federal securities laws, including the making of false and misleading statements in the prospectus, and alleges negligent misrepresentation, breach of fiduciary duty and common law fraud. A similar complaint was filed as a putative class action in the same court on November 4, 1994. The complaint was filed by Karen E. Kopelman against The Managers Fund, The Managers Funds, L.P., Robert P. Watson, the Adviser, the Distributor, Worth Bruntjen, Evaluation Associates, Inc. and Managers Intermediate Mortgage Fund. The two putative class actions were consolidated by court order on December 13, 1994. Plaintiffs filed an Amended and Restated Complaint on July 19, 1995. A complaint relating to the Managers Short Government Fund was filed on November 18, 1994 in the United States District Court, District of Minnesota. The complaint was filed by Robert Fleck as a putative class action against The Managers Funds, The Managers Funds, L.P., the Adviser, the Distributor, Worth Bruntjen, Evaluation Associates, Inc., Robert P. Watson, John E. Rosati, William M. Graulty, Madeline H. McWhinney, Steven J. Pasggioli, Thomas R. Schneeweis and Managers Short Government Fund, F/K/A/ Managers Short Government Income Fund. The complaint alleges certain violations of federal securities laws, including the making of false and misleading statements in the prospectus, and negligent misrepresentation. The named plaintiff and defendants have reached an agreement-in-principle on a proposed settlement. If approved by the Court and a sufficiently large percentage of the putative class members, a settlement agreement consistent with the terms of the agreement-in-principle would provide to class members up to a total of $1.5 million collectively from The Managers Funds, L.P.

and the Adviser on the effective date of the settlement. A third complaint relating to both the Managers Intermediate Mortgage Fund and the Managers Short Government Fund was filed on October 26, 1995 in Connecticut State Superior Court, Stamford/Norwalk District. The complaint was filed by First Commercial Trust Company, N.A. against the Managers Funds, Managers Short Government Fund, Managers Intermediate Mortgage Fund, Managers Short and Intermediate Bond Fund, The Managers Funds, L.P., EAIMC Holdings Corporation, Evaluation Associates Holding Corporation, EAI Partners, L.P., Evaluation Associates, Inc., Robert P. Watson, William W. Graulty, Madeline H. McWhinney, Steven J. Paggioli, Thomas R. Schneeweis, William J. Crerend, the Adviser, Piper Jaffray Companies Inc., Worth Bruntjen, Standish, Ayer & Wood, Inc., TCW Funds Managements, Inc., and TCW Management Company. The complaint alleges claims under Connecticut common law and violation of the Connecticut Securities Act and the Connecticut Unfair and Deceptive Trade Practices Act.

     The Adviser and Distributor do not believe that the settlements described above, or any of the above lawsuits and arbitrations, will have a material adverse effect upon their ability to perform under their agreements with the Company, and they intend to defend the remaining lawsuits vigorously.

                                     PART C
                         Piper Institutional Funds Inc.
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial statements are incorporated by reference to the Registrant's Annual Report previously filed with the Commission.

     (b)  Exhibits:

          (1)  Restated Articles of Incorporation (1)
          (2)  Amended Bylaws (1)
          (5)  Investment Advisory and Management Agreement (1)
          (6)  Amended Underwriting and Distribution Agreement (1)
          (8)  Custody Agreement (1)
          (9)  Agency Agreement (1)
          (10) Opinion and Consent of Dorsey & Whitney (1)
          (11) Consent of KPMG Peat Marwick LLP (2)
          (13) Letter of Investment Intent (1)
          (15) Plan of Distribution (1)
          (16) Power of Attorney (3)
          (18) Shareholder Account Servicing Agreement with Piper Trust(1)
          (19) Shareholder Account Servicing Agreement with Piper Jaffray(1)

---------------
(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed October 31, 1995.
(2)  Filed herewith.
(3) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-
     4905) on Form N-1A filed with the Commission on September 25, 1996.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of November 21, 1996, there were 433 record holders of Common Shares of the Fund.

ITEM 27.  INDEMNIFICATION

     The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner and under such circumstances, to the full extent permitted by
Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended.
Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding of the person against judgments, penalties, fines, settlements, and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

     Insofar as the indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management -- Investment Adviser."

     The officers and directors of the Adviser and their titles are as follow:

          Name                          Title
          ----                          -----

     William H. Ellis              President, Director and Chairman of
                                      the Board
     Deborah K. Roesler            Director
     Bruce C. Huber                Director

     David E. Rosedahl             Director
     Momchilo Vucenich             Director
     Paul A. Dow                   Senior Vice President and
                                      Chief Investment Officer
     Susan S. Miley                Senior Vice President, General
                                   Counsel and Secretary
     Worth Bruntjen                Senior Vice President
     Richard Daly                  Senior Vice President
     Michael C. Derck              Senior Vice President
     Richard W. Filippone          Senior Vice President
     John J. Gibas                 Senior Vice President
     Marijo A. Goldstein           Senior Vice President
     Mark R. Grotte                Senior Vice President
     Jerry F. Gudmundson           Senior Vice President
     Robert C. Hannah              Senior Vice President
     Lynne Harrington              Senior Vice President
     Kim Jenson                    Senior Vice President
     Russell J. Kappenman          Senior Vice President
     Kimberly F. Kaul              Senior Vice President
     Lisa A. Kenyon                Senior Vice President
     Thomas S. McGlinch            Senior Vice President
     Curt D. McLeod                Senior Vice President
     Steven V. Markusen            Senior Vice President
     Paula Meyer                   Senior Vice President
     Robert H. Nelson              Senior Vice President
     Gary Norstrem                 Senior Vice President
     Nancy S. Olsen                Senior Vice President
     Ronald R. Reuss               Senior Vice President
     Bruce D. Salvog               Senior Vice President
     John K. Schonberg             Senior Vice President
     Sandra K. Shrewsbury          Senior Vice President
     Eric L. Siedband              Senior Vice President
     David M. Steele               Senior Vice President
     Jill A. Thompson              Senior Vice President
     Robert H. Weidenhammer        Senior Vice President
     John G. Wenker                Senior Vice President
     Douglas J. White              Senior Vice President
     Cynthia K. Castle             Vice President
     Molly Destro                  Vice President
     Julie Deutz                   Vice President
     Rochelle B. Gonzo             Vice President
     Joyce A. K. Halbe             Vice President
     Joan L. Harrod                Vice President
     Mary M. Hoyme                 Vice President
     Amy K. Johnson                Vice President
     John D. Kightlinger           Vice President

     Wan-Chong Kung                Vice President
     Jane C. Longueville           Vice President
     Robert D. Mellum              Vice President
     Steven Meyer                  Vice President
     Thomas Moore                  Vice President
     Chris Neuharth                Vice President
     Paul D. Pearson               Vice President
     Catherine M. Stienstra        Vice President
     Shaista Tajamal               Vice President
     Jane K. Welter                Vice President
     Marcy K. Winson               Vice President
     Fong P. Woo                   Vice President

     Principal occupations of Messrs. Ellis, Dow, Nelson and Ms. Miley are set forth in the Statement of Additional Information under the heading "Directors and Officers." MR. HAYSSEN is a Director of the Adviser and has been Chief Information Officer of Piper Jaffray Companies Inc. since January 1996 and a Managing Director of Piper Jaffray Inc. ("Piper Jaffray") since 1986, prior to which he was a Managing Director of Piper Jaffray Companies Inc. from 1987 to 1995, Chief Financial Officer of Piper Jaffray from 1988 to 1995, Chief Financial Officer of the Adviser from 1989 to 1995 and Chief Operating Officer
of the Adviser from 1994 to 1995.   MR. HUBER has been a Director of the Adviser
since 1985 and a Managing Director of Piper Jaffray since 1986. MR. ROSEDAHL is a Director of the Adviser and Managing Director and Secretary for Piper Jaffray and Managing Director, Secretary and General Counsel for Piper Jaffray Companies Inc. MR. VUCENICH has been a Director of the Adviser since 1994 and a Managing Director of Piper Jaffray Inc. since 1993.

     MR. BRUNTJEN has been a Senior Vice President of the Adviser since 1988. MR. DALY has been a Senior Vice President of the Adviser since November 1996, prior to which he had been a Vice President of the Adviser from 1992 to 1996 and an Assistant Vice President of Piper Jaffray since 1990. MR. DERCK has been a Vice President of the Adviser since November 1992, prior to which he had been a manager of Advisory Accounts Services with the Adviser since April 1992 and, before that, an Assistant Vice President at First Trust since 1976. MR. FILIPPONE has been a Senior Vice President of the Adviser since 1991. MR. GIBAS has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1987 to 1992. MS. GOLDSTEIN has been a Senior Vice President of the Adviser since 1993, prior to which she was a Vice President of the Adviser from 1991 to 1993. MR. GROTTE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1988 to 1992. MR. GUDMUNDSON has been a Senior Vice President of the Adviser since 1995, prior to which he was an Executive Vice President at Resource Capital Advisers from 1991 to 1995. MR. HANNAH has been a Senior Vice President of the Adviser since 1995, prior to which he was manager of Craig and Associates in Seattle, Washington from 1993 to 1994, and prior thereto, he was manager of Exvere in Seattle from January 1993 to August 1993 and a registered representative at

Geneva in Irvine, California from 1991 to 1992. MS. HARRINGTON has been a Senior Vice President of the Adviser since 1995, prior to which she was a Managing Director at Piper Jaffray Inc. in the Public Finance Department.
MS. KENYON has been a Senior Vice President of the Adviser since 1992, prior to which she had been a financial adviser for a private family in Los Angeles. MS. JENSON has been a Senior Vice President of the Adviser since 1996, prior to which she was a Managing Director at Piper Trust since 1991. MR. KAPPENMAN has been a Senior Vice President of the Adviser since November 1996, prior to which he was a Vice President of the Adviser from 1991 to 1996. MS. KAUL has been a Senior Vice President of the Adviser since November 1996 and Director of Corporate Communications of the Adviser since 1991, prior to which she was a Vice President of the Adviser from 1991 to 1996. MR. MCGLINCH has been a Senior Vice President of the Adviser since 1995, prior to which he had been a Vice President of the Adviser since 1992 and, prior thereto, he had been a specialty products trader at FBS Investment Services from 1990 to 1992. MR. MCLEOD has been a Senior Vice President of the Adviser since 1995, prior to which he had a Vice President of the Adviser since 1994, and prior thereto, a Vice President of Piper Jaffray since 1991. MR. MARKUSEN has been a Senior Vice President of the Adviser since 1993, prior to which had been a senior vice president of Investment Advisers, Inc., in Minneapolis, Minnesota from 1989 to 1993. MS. MEYER has been a Senior Vice President of the Adviser since 1994, prior to which she had been a Vice President of Secura Insurance, Appleton, Wisconsin from 1988 to 1994. MR. NORSTREM has been a Senior Vice President of the Adviser since 1993, prior to which he was Treasurer of the City of Saint Paul, Minnesota for twenty-eight years. MS. OLSEN has been a Senior Vice President of the Adviser since 1991. MR. REUSS has been a Senior Vice President of the Adviser since 1989. MR. SALVOG has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1984 to 1992. MR. SCHONBERG has been a Senior Vice President of the Adviser since 1995, prior to which he was a Vice President of the Adviser from 1992 to 1995 and a portfolio manager for the Adviser since 1989. MS. SHREWSBURY has been a Senior Vice President of the Adviser since 1993, prior to which she had been a Managing Director of Piper Jaffray since 1992, and a Vice President of Piper Jaffray since 1990. MR. SIEDBAND has been a Senior Vice President of the Adviser since November 1996, prior to which he was a Vice President of the Adviser from 1992 to 1996. MR. STEELE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1987 to 1992. MS. THOMPSON has been a Senior Vice President of the Adviser since November 1996, prior to which she was a Vice President of the Adviser from 1994 to 1996, and prior thereto, a Vice President of Piper Jaffray since 1991. MR. WEIDENHAMMER has been a Senior Vice President of the Adviser since 1991. MR. WENKER has been a Senior Vice President of the Adviser since 1993, prior to which he had been a Managing Director of Piper Jaffray from 1992 to 1993, and prior thereto, the Director of Revitalization Resources of the Minneapolis Community Development Agency from 1990 to 1992. MR. WHITE has been a Senior Vice President of the Adviser since 1991.

     MS. CASTLE has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1990. MS. DESTRO has been a Vice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. DEUTZ has been a Vice President of the Adviser since September 1995, prior to which she was an Assistant Vice President at Daiwa Bank, Ltd. from 1992 to September 1995 and a manager of financial reporting at The Churchill Companies from 1991 to 1992. MS. GONZO has been a Vice President of the Adviser since November 1996, prior to which she was a communications manager of the Adviser since 1993, and prior thereto, a senior financial communications specialist at Minnesota Mutual in St. Paul, Minnesota from 1986 to 1993. MS. HALBE has been a Vice President of the Adviser since 1996, prior to which she was a Vice President at First Asset Management since 1990. MS. HARROD has been a Vice President of the Adviser since 1992 and has been a trader for the Adviser since 1989. MS. HOYME has been a Vice President of the Adviser since 1996, prior to which she had been a Vice President at First Asset Management since 1989. MS. JOHNSON has been a Vice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MR. KIGHTLINGER has been a Vice President of the Adviser since 1991. MS. KUNG has been a Vice President of the Adviser since 1993, prior to which she had been a Senior Consultant at Cytrol Inc. from 1989 to 1992. MS. LONGUEVILLE has been a Vice President of the Adviser since November 1996, prior to which she was an Assistant Vice President since 1995, and prior thereto, a communications manager at the Adviser. MR. MELLUM has been a Vice President of the Adviser since 1996, prior to which he was an Assistant Vice President of the Adviser since 1995, and prior thereto, a credit analyst at the Adviser since 1993, and prior to that he was a student. MR. MEYER has been a Vice President of the Adviser since 1994 and manager of Systems Integration for the Adviser since 1991. MR. MOORE has been a Vice President of the Adviser since 1992, prior to which he was a Portfolio Manager at Alpine Capital Management from 1990 to 1992 and a broker at Hanifen Capital Management from 1990 to 1992. MR. NEUHARTH has been a Vice President of the Adviser since 1996, prior to which he had been a senior mortgage trader at FBS Mortgage since 1995, and prior thereto, a fixed income portfolio manager at Fortis Financial since 1987. MR. PEARSON has been a Vice President of the Adviser since 1995, prior to which he was Mutual Funds Accounting Manager of the Adviser from 1994 to 1995 and prior thereto, Director of Fund Operations at Norwest Bank, Minneapolis from 1992 to 1994. MS. STIENSTRA has been a Vice President of the Adviser since November 1995 and a municipal bond trader of the Adviser since June 1995, prior to which she was an assistant analyst of the Adviser from 1991 to 1994. MS. TAJAMAL has been a Vice President of the Adviser since 1995 and a portfolio manager of the Adviser since 1993, prior to which she was a money market analyst of the Adviser from 1990 to 1993. MS. WELTER has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1993 and a mutual fund accountant with the Adviser from 1990 to 1993. MS. WINSON has been a Vice President of the Adviser since November 1993, prior to which she was an Assistant Vice President of the Adviser since March 1993 and an educator from 1990 to 1992.

MR. WOO has been a Vice President of the Adviser since 1994, prior to which he was a municipal credit analyst of the Adviser since 1992 and a credit specialist at a commercial trading firm from 1991 to 1992.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Piper Jaffray Inc. acts as principal underwriter for the Registrant and also for three other open-end investment companies, Piper Funds Inc., the shares of which are currently offered in twelve series, Piper Funds Inc. -- II, the shares of which are currently offered in one series and Piper Global Funds Inc., the shares of which are currently offered in two series. Piper Jaffray has acted as principal underwriter in connection with the initial public offering of shares of 23 closed-end investment companies.

     (b) The name, positions and offices with Piper Jaffray Inc., and positions and offices with the Registrant of each director and officer of Piper Jaffray Inc. are as follow:

                           Positions and Offices           Positions and Offices
     Name                    with Underwriter                 with Registrant
     ----                  ---------------------           ---------------------

Addison L. Piper           Chairman of the Board of              None
                           Directors and Chief Executive
                           Officer
Andrew S. Duffe            President                             None

Ralph W. Burnet            Member of the Board                   None
                           of Directors

William H. Ellis           Member of the Board                   None
                           of Directors

John L. McElroy, Jr.       Member of the Board                   None
                           of Directors

Kathy Halbreich            Member of the Board                   None
                           of Directors

Robert S. Slifka           Member of the Board                   None
                           of Directors

David Stanley              Member of the Board                   None
                           of Directors

James J. Bellus            Managing Director                     None

AnnDrea M. Benson          Managing Director and                 None
                           General Counsel

                           Positions and Offices           Positions and Offices
     Name                    with Underwriter                 with Registrant
     ----                  ---------------------           ---------------------

Lloyd K. Benson            Managing Director                     None

Gary J. Blauer             Managing Director                     None

Karen M. Bohn              Managing Director                     None

Sean K. Boyea              Managing Director                     None

Ronald O. Braun            Managing Director                     None

Jay A. Brunkhorst          Managing Director                     None

Edward M. Caillier         Managing Director                     None

Kenneth S. Cameranesi      Managing Director                     None

Stephen M. Carnes          Managing Director                     None

Joseph V. Caruso           Managing Director                     None

Antonio J. Cecin           Managing Director                     None

Joyce E. Chaney            Managing Director                     None

Kenneth P. Clark           Managing Director                     None

Linda A. Clark              Managing Director                    None

Stephen B. Clark           Managing Director                     None

John P. Clausen            Managing Director                     None

Mark Copman                Managing Director                     None

David P. Crosby            Managing Director                     None

Mark A. Curran             Managing Director                     None

George S. Dahlman          Managing Director                     None

William E. Darling         Managing Director                     None

Michael D. Deede           Managing Director                     None

                           Positions and Offices           Positions and Offices
     Name                    with Underwriter                 with Registrant
     ----                  ---------------------           ---------------------

Jack C. Dillingham         Managing Director                     None

Mark T. Donahoe            Managing Director                     None

Darci L. Doneff            Managing Director                     None

Michael D. Duffy           Managing Director                     None

Andrew W. Dunleavy         Managing Director                     None

Richard A. Edstrom         Managing Director                     None

Fred R. Eoff, Jr.          Managing Director                     None

Richard D. Estenson        Managing Director                     None

Francis E. Fairman IV      Managing Director                     None

John R. Farrish            Managing Director                     None

G. Richard Ferguson        Managing Director                     None

Paul Ferry                 Managing Director                     None

Mark E. Fisler             Managing Director                     None

Michael W. Follett         Managing Director                     None

Daniel P. Gallaher          Managing Director                    None

Peter M. Gill              Managing Director                     None

Kevin D. Grahek            Managing Director                     None

Paul D. Grangaard          Managing Director                     None

Thomas J. Gunderson        Managing Director                     None

James S. Harrington        Managing Director                     None

Charles N. Hayssen         Managing Director                     None

William P. Henderson       Managing Director                     None

                           Positions and Offices           Positions and Offices
     Name                    with Underwriter                 with Registrant
     ----                  ---------------------           ---------------------

Allan F. Hickok            Managing Director                     None

Richard L. Hines           Managing Director                     None

David B. Holden            Managing Director                     None

Charles E. Howell          Managing Director                     None

Bruce C. Huber             Managing Director                     None

Elizabeth A. Huey          Managing Director                     None

John R. Jacobs             Managing Director                     None

Earl L. Johnson            Managing Director                     None

Richard L. Johnson         Managing Director                     None

Nicholas P. Karos          Managing Director                     None

Paul P. Karos              Managing Director                     None

Richard G. Kiss            Managing Director                     None

Gordon E. Knudsvig         Managing Director                     None

Jerome P. Kohl             Managing Director                     None

Eric W. Larson             Managing Director                     None

Michael L. Libera          Managing Director                     None

Marina M. Lyon             Managing Director                     None

Robert J. Magnuson         Managing Director                     None

Robert E. Mapes            Managing Director                     None

Peter T. Mavroulis         Managing Director                     None

Timothy R. McClernon       Managing Director                     None

Michael P. McMahon         Managing Director                     None

                           Positions and Offices           Positions and Offices
     Name                    with Underwriter                 with Registrant
     ----                  ---------------------           ---------------------

G. Terry McNellis          Managing Director                     None

Darryl L. Meyers           Managing Director                     None

Joseph E. Meyers           Managing Director                     None

John V. Miller             Managing Director                     None

Davil L. Miogley           Managing Director                     None

Dennis V. Mitchell         Managing Director                     None

Edward P. Nicoski          Managing Director                     None

Barry J. Nordstrand        Managing Director                     None

Benjamin S. Oehler         Managing Director                     None

Brooks G. O'Neil           Managing Director                     None

John P. O'Neill            Managing Director                     None

John Otterlei              Managing Director                     None

Robin C. Pfister           Managing Director                     None

Laurence S. Podobinski     Managing Director                     None

Steven J. Proeschel        Managing Director                     None

Rex W. Ramsay              Managing Director                     None

Brian J. Ranallo           Managing Director                     None

Jeffrey K. Ray             Managing Director                     None

Roger W. Redmond           Managing Director                     None

Robert P. Rinek            Managing Director                     None

Wesley L. Ringo            Managing Director                     None

Jim M. Roane               Managing Director                     None

                           Positions and Offices           Positions and Offices
     Name                    with Underwriter                 with Registrant
     ----                  ---------------------           ---------------------

Deborah K. Roesler         Managing Director                     None

Ross E. Rogers             Managing Director                     None

David E. Rosedahl          Managing Director                     None
                           and Secretary

Jeanne R. Rosengren        Managing Director                     None

David D. Rothschild        Managing Director                     None

Terry D. Sandven           Managing Director                     None

Thomas P. Schnettler       Managing Director                     None

Steven R. Schroll          Managing Director                     None

Joyce Nelson Schuette      Managing Director                     None\

Lawrence M. Schwartz, Jr.  Managing Director                     None

Morton D. Silverman        Managing Director                     None

Linda E. Singer            Managing Director                     None

David P. Sirianni          Managing Director                     None

Arch C. Smith              Managing Director                     None

Robert L. Sonnek           Managing Director                     None

Sandra G. Sponem           Managing Director                     None

Thomas E. Stanberry        Managing Director                     None

DeLos V. Steenson          Managing Director                     None

D. Greg Sundberg           Managing Director                     None

Robert D. Swerdling        Managing Director                     None

William H. Teeter          Managing Director                     None

Ann C. Tillotson           Managing Director                     None

Marie Uhrich               Managing Director                     None

Momchilo Vucenich          Managing Director                     None

Charles M. Webster, Jr.    Managing Director                     None

Darrell L. Westby          Managing Director                     None

David R. Westcott          Managing Director                     None

Douglas R. Whitaker        Managing Director                     None

James H. Wilford           Managing Director                     None

Stephen W. Woodard         Managing Director                     None

Mark Wren                  Managing Director                     None

Saul Yaari                 Managing Director                     None

Bradley F. Zilka           Managing Director                     None

Beverly J. Zimmer          Managing Director                     None

The principal business address of each of the individuals listed above is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804, except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri 64105.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a)  Not applicable.

     (b)  Not applicable.

     (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                    SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 29th day of November 1996.

                                        PIPER INSTITUTIONAL FUNDS INC.
                                        (Registrant)


                                        By   /s/ Paul A. Dow
                                           -------------------------------------
                                            Paul A. Dow, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

  /s/ Paul A. Dow             President (principal          November 29, 1996
--------------------------    executive officer)
Paul A. Dow

  /s/ Robert H. Nelson        Treasurer (principal          November 29, 1996
--------------------------    financial and
Robert H. Nelson              accounting officer)

David T. Bennett*             Director

Jaye F. Dyer*                 Director

William H. Ellis*             Director

Karol D. Emmerich*            Director

Luella G. Goldberg*           Director

David A. Hughey*              Director

George Latimer*               Director


*By   /s/ William H. Ellis                                  November 29, 1996
   -----------------------
  William H. Ellis, Attorney-in-Fact

                                  EXHIBIT INDEX
                                       TO
                             REGISTRATION STATEMENT
                                       OF
                         PIPER INSTITUTIONAL FUNDS INC.

Exhibit                                                          Page No.
-------                                                          --------


  11      Consent of KPMG Peat Marwick LLP